Other Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Increase in contingent liability	$ 96	$ 187
Borrowed funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings	$ 67	$ 22